Note 14 - Income Taxes - Liability for Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017
Balance as of beginning of year	$ 120,000	$ 106,000
Additions based on current year tax positions	2,000	14,000
(Reductions) additions for prior year tax positions
Balance as of end of year	$ 122,000	$ 120,000